RELATED PARTIES (Details Narrative) - USD ($)											3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 12, 2024	Feb. 22, 2024	Dec. 21, 2023	Feb. 22, 2023	Feb. 22, 2023	Dec. 29, 2022	Dec. 29, 2022	Jun. 03, 2022	Jun. 03, 2022	Feb. 07, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 15, 2024	Apr. 18, 2023
Related Party Transaction [Line Items]
Deferred offering costs															$ 629,929
Loan borrowed															165,000
Due to related party											$ 321,369		$ 321,369		174,837
Fees for services											30,000	$ 30,000	60,000	$ 60,000	120,000	3,871
Outstanding amount of service fee															13,871
Unsecured promissory note	$ 400,000							$ 150,000	$ 150,000
Annual website service fees		$ 537		$ 784	$ 784						134	$ 159	291	$ 238	784	0
Administrative expense outstanding											73,871		73,871
Outstanding balance											0		0		0
Promissory Note [Member]
Related Party Transaction [Line Items]
Loan borrowed			$ 165,000												165,000		$ 715,000
Amount drawdowns used for extension payments			715,000
Extension Note [Member]
Related Party Transaction [Line Items]
Loan borrowed			165,000														$ 715,000
Amount drawdowns used for extension payments			$ 715,000
Related Party [Member]
Related Party Transaction [Line Items]
Loan borrowed											311,532		311,532		165,000
Due to related party															174,837	$ 9,837
Related Party [Member] | Extension Note [Member]
Related Party Transaction [Line Items]
Loan borrowed											220,000		220,000		165,000
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 400,000
Loan borrowed											$ 91,532		91,532		0
AlphaVest Holding, LP [Member] | Peace Capital Limited [Member]
Related Party Transaction [Line Items]
Transferred shares																		1,035,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued						40,500	40,500
Founder Shares [Member]
Related Party Transaction [Line Items]
Deferred offering costs										$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Selling general and administrative expense													$ 10,000		$ 10,000
Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
Common Stock [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
Common Stock [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued										1,725,000